Pension and other post-retirement benefits - Weighted Average Assumptions Used to Determine Net Benefit Cost (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.71%	4.55%
Expected return on assets	6.44%	7.00%
Rate of compensation increase	3.01%	2.97%
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.82%	4.60%
Expected return on assets	5.50%	5.53%
Health care cost trend rate
Before Age 65	7.00%	7.63%
Age 65 and after	7.00%	7.63%
Assumed Ultimate Medical Inflation Rate	5.00%	5.00%
Year in which Ultimate Rate is reached	2019	2019